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                                   BB&T FUNDS

                         SUPPLEMENT DATED MARCH 29, 2006
             TO THE CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006.

REORGANIZATION OF THE SMALL COMPANY GROWTH FUND WITH AND INTO THE SMALL CAP
FUND.

Effective March 27, 2006, the Small Company Growth Fund was merged with and into the Small Cap Fund. Shareholders of the Small Company Growth Fund were issued shares of the Small Cap Fund in exchange for their Small Company Growth Fund shares. Shares of the Small Company Growth Fund are no longer available for investment. Shares of the Small Cap Fund continue to be available for investment.

Please contact your financial advisor or BB&T Funds at 1-800-228-1872 if you have any questions.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE

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                                   BB&T FUNDS

                         SUPPLEMENT DATED MARCH 29, 2006
                     TO THE INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006.

REORGANIZATION OF THE SMALL COMPANY GROWTH FUND WITH AND INTO THE SMALL CAP
FUND.

Effective March 27, 2006, the Small Company Growth Fund was merged with and into the Small Cap Fund. Shareholders of the Small Company Growth Fund were issued shares of the Small Cap Fund in exchange for their Small Company Growth Fund shares. Shares of the Small Company Growth Fund are no longer available for investment. Shares of the Small Cap Fund continue to be available for investment.

Please contact your financial advisor or BB&T Funds at 1-800-228-1872 if you have any questions.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE